SEGMENT INFORMATION - Revenues and Long Lived, Geographical Areas (Details) ¥ in Thousands, $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Segment Reporting Information [Line Items]
Net Revenues	$ 16,412	¥ 109,928	¥ 172,251	$ 30,463	¥ 204,043	¥ 301,856
Long-lived Assets		364,314			364,314		¥ 379,462
PRC
Segment Reporting Information [Line Items]
Net Revenues		77,803	141,066		141,000	234,927
Long-lived Assets		211,379			211,379		222,396
U.S.
Segment Reporting Information [Line Items]
Net Revenues		32,125	¥ 31,185		63,043	¥ 66,929
Long-lived Assets		¥ 152,935			¥ 152,935		¥ 157,066